Note Payable - Dmrj	12 Months Ended
Dec. 31, 2019
Note Payable - Related Party [Abstract]
NOTE PAYABLE - DMRJ

NOTE 12 – NOTE PAYABLE — DMRJ

In July 2010, the Company entered into an Investment Agreement with DMRJ. The Agreement had been modified numerous times and operated under the Fourteenth Amendment to the Investment Agreement dated December 22, 2016. The Amendments provided for extensions of payment dates, increased funding capacity and other modifications to the debt agreement. At December 31, 2017, DMRJ beneficially owned approximately 77% of the Company (on a fully diluted basis) with Series A, A-2 and B preferred stock shares convertible to 47,211,002 shares of common stock (See Note 15).

In the third quarter of 2016, control of the management of DMRJ was given to court appointed trustees of the two major funds of Platinum Partners. On March 8, 2018, the Company finalized an agreement with the trustees to discharge all of the amounts owed by the Company to DMRJ and to extinguish all of DMRJ's shares of the Company's preferred stock in exchange for $625,000. On the date of the agreement, the principal balance of the note was $15,554,552 and accrued interest payable was $9,987,009 for a total balance due of $25,541,561. As a result of the transaction, in the quarter ended March 31, 2018, the Company recognized a gain on extinguishment of debt of $24,916,561.

All of the preferred stock of the Company that had been issued to DMRJ in prior years was extinguished. The preferred stock was originally recorded for a total value $4,068,720. As a result of the extinguishment, the Company adjusted accumulated deficit for the value of the preferred stock. This amount is considered a capital contribution and has been added to net income attributable to common stockholders in the calculation of earnings per share for the year ended December 31, 2018.

After the above transactions, DMRJ is no longer a shareholder (beneficially or otherwise) of the Company as of March 8, 2018.

During the quarter ended March 31, 2018, the existing convertible debt holders funded the $625,000 and modifications to their existing convertible note terms were made in exchange for 4,500,000 shares of the Company's common stock. See Notes 9 and 15.